Consolidated Statement of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings (Deficit) [Member]	Reserve Fund [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 28, 2015
Balance, shares at May. 28, 2015
Issue of common stock	$ 10,000	(10,000)
Issue of common stock, shares	1,000,000,000
Net income loss			5,280			5,280
Other comprehensive loss					(1,982)	(1,982)
Balance at Dec. 31, 2015	$ 10,000	(10,000)	5,280		(1,982)	3,298
Balance, shares at Dec. 31, 2015	1,000,000,000
Transfer between reserves			(2,538)	2,538
Net income loss			(182,505)			(182,505)
Other comprehensive loss					2,470	2,470
Balance at Mar. 31, 2016	$ 10,000	$ (10,000)	$ (179,763)	$ 2,538	$ 488	$ (176,737)
Balance, shares at Mar. 31, 2016	1,000,000,000